Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Relating to utility property, net	$ 408,291	$ 411,182
Regulatory assets recoverable through future rates	82,783	69,156
Other	5,485	6,192
Total deferred tax liabilities	496,559	486,530
Investment tax credit	6	7
Regulatory liabilities including ARO	197,657	191,676
Employee benefit plans	3,866	8,545
Other	19,316	13,441
Total deferred tax assets	220,845	213,669
Deferred income tax liability – net	275,714	272,861
Indianapolis Power And Light Company
Entity Information [Line Items]
Relating to utility property, net	408,291	411,182
Regulatory assets recoverable through future rates	82,783	69,156
Other	5,323	5,742
Total deferred tax liabilities	496,397	486,080
Investment tax credit	6	7
Regulatory liabilities including ARO	197,657	191,676
Employee benefit plans	3,866	8,556
Other	5,069	6,682
Total deferred tax assets	206,598	206,921
Deferred income tax liability – net	$ 289,799	$ 279,159